UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31, 2006

Date of reporting period:	August 31

Item 1. Reports to Stockholders

Global Growth Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.8%
Security	Shares	Value
Airlines — 0.5%
Gol Linhas Aereas Inteligentes SA ADR	12,000	$418,920
		$418,920
Automobiles — 1.9%
Honda Motor Co., Ltd. ADR	14,000	$474,320
Toyota Motor Corp.	20,200	1,092,671
		$1,566,991
Beverages — 1.5%
Diageo PLC ADR	5,000	$357,500
Fomento Economico Mexicano SA de CV ADR	7,500	704,400
Heineken Holding NV	5,000	200,328
		$1,262,228
Biotechnology — 0.8%
Celgene Corp.(1)	17,000	$691,730
		$691,730
Building Products — 0.2%
Goodman Global, Inc.(1)	16,000	$201,440
		$201,440
Capital Markets — 4.5%
Deutsche Bank AG	2,000	$228,620
E*Trade Financial Corp.(1)	43,100	1,016,729
Goldman Sachs Group, Inc. (The)	2,600	386,490
Mitsubishi UFJ Securities Co., Ltd.	13,000	173,511
TD Ameritrade Holding Corp.	44,000	770,880
UBS AG	21,000	1,185,094
		$3,761,324
Chemicals — 0.4%
BASF AG ADR	4,500	$371,610
		$371,610
Commercial Banks — 7.8%
Anglo Irish Bank Corp. PLC	16,000	$264,302
Australia and New Zealand Banking Group, Ltd.	15,000	311,488
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	458,000

Security	Shares	Value
Commercial Banks (continued)
Banco Santander Central Hispano SA ADR	16,000	$249,120
Bank of Ireland	14,000	265,846
Barclays PLC ADR	16,000	809,600
BNP Paribas SA	3,200	339,957
Commerzbank AG	20,000	698,427
Danske Bank A/S	5,700	219,037
DBS Group Holdings, Ltd.	30,000	342,748
HBOS PLC	10,000	190,780
HSBC Holdings PLC	40,000	725,137
Mitsubishi UFJ Financial Group, Inc. ADR	92,000	1,248,440
Societe Generale	2,200	355,044
		$6,477,926
Commercial Services & Supplies — 0.3%
Copart, Inc.(1)	8,212	$230,511
		$230,511
Communications Equipment — 1.7%
Nokia Oyj ADR	22,000	$459,360
Research in Motion, Ltd.(1)	11,264	929,280
		$1,388,640
Computer Peripherals — 1.4%
Apple Computer, Inc.(1)	13,700	$929,545
SanDisk Corp.(1)	4,000	235,680
		$1,165,225
Construction & Engineering — 2.0%
Foster Wheeler, Ltd.(1)	29,200	$1,269,324
Vinci SA	4,000	432,648
		$1,701,972
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	3,700	$304,732
		$304,732
Consumer Finance — 1.0%
Orix Corp.	3,000	$792,789
		$792,789

See notes to financial statements

Global Growth Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(1)	2,800	$111,720
DeVry, Inc.(1)	23,500	525,225
Laureate Education, Inc.(1)	1,049	50,373
		$687,318
Diversified Financial Services — 1.4%
Fortis	7,000	$272,380
ING Groep NV ADR	19,600	851,228
		$1,123,608
Diversified Telecommunication Services — 1.8%
BT Group PLC ADR	23,000	$1,082,380
Philippine Long Distance Telephone Co. ADR	12,000	449,280
		$1,531,660
Electric Utilities — 3.0%
British Energy Group PLC(1)	40,000	$510,399
E.ON AG ADR	9,400	398,560
Endesa SA	24,500	854,624
Enel SPA	33,000	294,346
Iberdrola SA	6,000	222,775
Scottish and Southern Energy PLC	9,000	206,227
		$2,486,931
Energy Equipment & Services — 1.8%
Acergy SA ADR(1)	60,000	$1,068,000
Tenaris SA ADR	12,000	440,520
		$1,508,520
Food & Staples Retailing — 2.2%
AEON Co., Ltd.	37,000	$929,170
Walgreen Co.	18,000	890,280
		$1,819,450
Food Products — 0.5%
Nestle SA	1,200	$411,583
		$411,583
Health Care Equipment & Supplies — 0.6%
Advanced Medical Optics, Inc.(1)	8,000	$385,200
Thoratec Corp.(1)	7,583	111,167
		$496,367

Security	Shares	Value
Health Care Providers & Services — 3.0%
Caremark Rx, Inc.	16,000	$927,040
DaVita, Inc.(1)	5,000	291,800
Express Scripts, Inc.(1)	5,700	479,256
Henry Schein, Inc.(1)	11,000	548,570
UnitedHealth Group, Inc.	4,800	249,360
		$2,496,026
Hotels, Restaurants & Leisure — 0.6%
AEON Fantasy Co., Ltd.	28	$1,119
Burger King Holdings, Inc.(1)	7,557	109,879
Harrah's Entertainment, Inc.	3,200	199,552
Pinnacle Entertainment, Inc.(1)	7,800	201,084
		$511,634
Household Durables — 0.5%
Sekisui House, Ltd.	29,000	$429,365
		$429,365
Independent Power Producers & Energy Traders — 1.6%
Dynegy, Inc., Class A(1)	155,000	$961,000
Solarworld AG	6,700	396,283
		$1,357,283
Industrial Conglomerates — 1.4%
Keppel Corp., Ltd.	120,000	$1,143,591
		$1,143,591
Insurance — 2.9%
Admiral Group PLC	54,000	$695,125
Aon Corp.	6,000	207,420
Aviva PLC	20,000	280,784
Axa ADR	27,200	1,013,472
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	225,961
		$2,422,762
Internet Software & Services — 3.2%
DealerTrack Holdings, Inc.(1)	4,500	$97,875
Equinix, Inc.(1)	7,500	432,525
Google, Inc., Class A(1)	4,037	1,528,126
Greenfield Online, Inc.(1)	15,955	147,105

See notes to financial statements

Global Growth Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Internet Software & Services (continued)
WebEx Communications, Inc.(1)	7,500	$267,750
Yahoo!, Inc.(1)	6,000	172,920
		$2,646,301
IT Services — 2.7%
CheckFree Corp.(1)	1,980	$70,884
Gartner, Inc.(1)	40,000	623,600
MasterCard, Inc., Class A(1)	10,500	586,950
MoneyGram International, Inc.	30,396	954,434
WNS Holdings, Ltd. ADR(1)	499	13,448
		$2,249,316
Machinery — 1.6%
Komatsu, Ltd.	55,000	$999,079
Vallourec SA	1,500	335,685
		$1,334,764
Media — 1.5%
Comcast Corp., Class A(1)	24,000	$840,000
Live Nation, Inc.(1)	9,000	188,820
XM Satellite Radio Holdings, Inc., Class A(1)	14,000	181,440
		$1,210,260
Metals & Mining — 7.1%
Anglo American PLC ADR	21,000	$455,280
BHP Billiton, Ltd. ADR	10,700	450,470
Companhia Vale do Rio Doce ADR	24,000	432,000
Gammon Lake Resources, Inc.(1)	90,000	1,158,300
Glamis Gold, Ltd.(1)	21,816	1,006,154
Golden Star Resources, Ltd.(1)	60,000	196,800
Miramar Mining Corp.(1)	65,000	280,800
Phelps Dodge Corp.	3,700	331,150
Rio Tinto PLC ADR	4,800	966,960
Southern Copper Corp.	2,200	203,104
Teck Cominco, Ltd., Class B	5,800	384,663
Western Copper Corp.(1)	32,000	35,179
		$5,900,860
Multiline Retail — 0.7%
Big Lots, Inc.(1)	15,500	$284,425
Saks, Inc.	22,000	317,460
		$601,885

Security	Shares	Value
Multi-Utilities — 1.4%
RWE AG	12,400	$1,135,016
		$1,135,016
Office Electronics — 1.5%
Canon, Inc.	25,350	$1,260,527
		$1,260,527
Oil, Gas & Consumable Fuels — 9.4%
Arch Coal, Inc.	6,800	$222,700
BP PLC	70,000	793,526
Chesapeake Energy Corp.	12,500	394,625
EnCana Corp.	7,500	395,550
ENI SPA ADR	6,000	366,960
Hess Corp.	27,000	1,236,060
Imperial Energy Corp. PLC(1)	12,000	184,318
Norsk Hydro ASA ADR	16,000	416,000
Parallel Petroleum Corp.(1)	10,775	258,384
Petroleo Brasileiro SA ADR	9,700	782,014
Sibir Energy PLC(1)	21,000	189,684
Statoil ASA ADR	15,000	405,450
SXR Uranium One, Inc.(1)	102,318	806,742
Total SA ADR	18,000	1,213,740
Williams Cos., Inc. (The)	7,500	184,725
		$7,850,478
Personal Products — 0.7%
Alberto-Culver Co.	4,000	$196,920
Herbalife, Ltd.(1)	11,117	363,192
		$560,112
Pharmaceuticals — 4.9%
Adams Respiratory Therapeutics, Inc.(1)	5,000	$204,000
Eisai Co., Ltd.	4,400	209,167
Endo Pharmaceuticals Holdings, Inc.(1)	13,270	438,308
Novartis AG ADR	6,500	371,280
Roche Holding AG	6,000	1,103,627
Shire Pharmaceuticals Group PLC ADR	27,500	1,409,375
Takeda Pharmaceutical Co., Ltd.	5,000	330,702
		$4,066,459

See notes to financial statements

Global Growth Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	13,117	$164,094
		$164,094
Real Estate Management & Development — 0.4%
Sun Hung Kai Properties, Ltd.	30,000	$326,909
		$326,909
Retail - Food and Drug — 0.5%
Shoppers Drug Mart Corp.	10,500	$441,194
		$441,194
Road & Rail — 1.0%
Canadian Pacific Railway, Ltd.	13,000	$638,170
West Japan Railway Co.	50	213,309
		$851,479
Semiconductors & Semiconductor Equipment — 4.6%
Atheros Communications, Inc.(1)	49,500	$805,365
Intersil Corp., Class A	16,000	405,600
MEMC Electronic Materials, Inc.(1)	44,000	1,701,920
Micron Technology, Inc.(1)	25,000	432,000
Silicon Image, Inc.(1)	8,500	98,685
Silicon Laboratories, Inc.(1)	5,800	204,566
Tessera Technologies, Inc.(1)	6,500	213,850
		$3,861,986
Software — 0.4%
i2 Technologies, Inc.(1)	8,100	$132,030
UbiSoft Entertainment SA(1)	4,000	212,911
		$344,941
Specialty Retail — 1.1%
Circuit City Stores, Inc.	8,000	$188,880
GameStop Corp., Class A(1)	10,000	436,800
OfficeMax, Inc.	6,000	249,180
Tweeter Home Entertainment Group, Inc.(1)	17,571	78,630
		$953,490
Thrifts & Mortgage Finance — 0.4%
W Holding Co., Inc.	73,000	$368,650
		$368,650

Security	Shares	Value
Tobacco — 3.4%
British American Tobacco PLC	15,000	$411,756
Japan Tobacco, Inc.	150	570,276
Loews Corp. - Carolina Group	24,135	1,381,970
Reynolds American, Inc.	7,000	455,490
		$2,819,492
Trading Companies & Distributors — 1.5%
Mitsubishi Corp.	60,000	$1,215,708
		$1,215,708
Wireless Telecommunication Services — 4.1%
China Mobile, Ltd. ADR	7,500	$249,825
NII Holdings, Inc.(1)	26,600	1,419,110
Rogers Communications, Inc., Class B	17,000	876,520
Tim Participacoes SA ADR	23,000	674,820
Vodafone Group PLC ADR	7,000	151,830
		$3,372,105
Total Common Stocks (identified cost $74,613,218)		$82,298,162
Short-Term Investments — 0.4%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.28%, 9/1/06	$338	$338,000
Total Short-Term Investments (at amortized cost, $338,000)		$338,000
Total Investments — 99.2% (identified cost $74,951,218)		$82,636,162
Other Assets, Less Liabilities — 0.8%		$679,395
Net Assets — 100.0%		$83,315,557

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Global Growth Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	43.9%	$36,595,860
Japan	10.4%	8,691,713
United Kingdom	9.7%	8,112,325
Canada	8.6%	7,149,353
Switzerland	3.7%	3,071,584
Germany	3.7%	3,055,917
France	3.2%	2,689,717
Brazil	2.8%	2,307,754
Singapore	1.8%	1,486,338
Spain	1.6%	1,326,519
Bermuda	1.5%	1,269,324
Netherlands	1.3%	1,051,557
Norway	1.0%	821,450
Mexico	0.8%	704,400
Italy	0.8%	661,306
Hong Kong	0.7%	576,734
Ireland	0.6%	530,148
Finland	0.6%	459,360
Philippines	0.5%	449,280
Argentina	0.5%	440,520
Puerto Rico	0.4%	368,650
Australia	0.4%	311,488
Belgium	0.3%	272,380
Denmark	0.3%	219,037
India	0.1%	13,448
	99.2%	$82,636,162

See notes to financial statements

Global Growth Portfolio as of August 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2006

Assets
Investments, at value (identified cost, $74,951,218)	$82,636,162
Cash	5,944
Receivable for investments sold	598,493
Interest and dividends receivable	147,627
Tax reclaim receivable	77,816
Total assets	$83,466,042
Liabilities
Payable to affiliate for investment advisory fees	$52,505
Payable to affiliate for administration fee	17,555
Accrued expenses	80,425
Total liabilities	$150,485
Net Assets applicable to investors' interest in Portfolio	$83,315,557
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$75,627,887
Net unrealized appreciation (computed on the basis of identified cost)	7,687,670
Total	$83,315,557

Statement of Operations

For the Year Ended
August 31, 2006

Investment Income
Dividends (net of foreign taxes, $90,153)	$1,100,153
Interest	136,511
Total investment income	$1,236,664
Expenses
Investment adviser fee	$614,339
Administration fee	204,745
Trustees' fees and expenses	11,337
Custodian fee	199,587
Legal and accounting services	53,401
Miscellaneous	9,325
Total expenses	$1,092,734
Deduct — Reduction of custodian fee	$77
Reduction of investment adviser fee	36,342
Total expense reductions	$36,419
Net expenses	$1,056,315
Net investment income	$180,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$14,284,881
Foreign currency transactions	(69,660)
Net realized gain	$14,215,221
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(4,238,900)
Foreign currency	2,884
Net change in unrealized appreciation (depreciation)	$(4,236,016)
Net realized and unrealized gain	$9,979,205
Net increase in net assets from operations	$10,159,554

See notes to financial statements

Global Growth Portfolio as of August 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2006	Year Ended August 31, 2005
From operations — Net investment income	$180,349	$352,452
Net realized gain from investments and foreign currency transactions	14,215,221	6,474,742
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(4,236,016)	8,672,591
Net increase in net assets from operations	$10,159,554	$15,499,785
Capital transactions — Contributions	$17,151,580	$10,654,315
Withdrawals	(26,340,045)	(30,426,722)
Net decrease in net assets from capital transactions	$(9,188,465)	$(19,772,407)
Net increase (decrease) in net assets	$971,089	$(4,272,622)
Net Assets
At beginning of year	$82,344,468	$86,617,090
At end of year	$83,315,557	$82,344,468

See notes to financial statements

Global Growth Portfolio as of August 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2006	2005	2004	2003	2002
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.29%	1.29%	1.25%	1.24%	1.15%
Net expenses after custodian fee reduction	1.29%	1.29%	1.25%	1.24%	1.15%
Net investment income	0.22%	0.40%	0.55%	0.35%	0.08%
Portfolio Turnover	186%	130%	164%	93%	107%
Total Return	13.43%	19.06%	5.42%	15.23%	(17.67)%
Net assets, end of year (000's omitted)	$83,316	$82,344	$86,617	$99,073	$109,557
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	1.33%	1.29%
Expenses after custodian fee reduction and reduction of investment advisor fee	1.33%	1.29%
Net investment income	0.18%	0.40%

See notes to financial statements

Global Growth Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of common stocks of companies expected to grow in value over time. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2006, the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes — The portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Global Growth Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

2  Investment Adviser Fee and Other Transactions with Affiliates

Effective April 1, 2006, the trustees replaced Lloyd George Investment Management (Bermuda) Limited with Eagle Global Advisors, L.L.C. ("Eagle"). From April 1, 2006 to July 27, 2006, the investment adviser fee was earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and

Global Growth Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Eagle (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the investment advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. During this period, Eagle agreed to waive an amount of the fee it was otherwise entitled to receive equal to 0.125% of average daily net assets which amounted to $33,695 for the period April 1, 2006 thru July 27, 2006. A new Investment Advisory Agreement was signed on July 27, 2006, between Global Growth Portfolio and BMR (the "Advisor"), who then signed a Sub-Advisory Agreement with Eagle (the "Sub-Advisor") that same day. The reduction of 0.125% of expenses of the Portfolio was discontinued by Eagle, but Eaton Vance Management "EVM", an affiliate of the Adviser and Manager of the Fund agreed to reduce its management fee by an amount equal to 0.125% of the average daily net assets of the Fund. For the year ended August 31, 2006, the advisory fee was 0.75% of average net assets for such period and amounted to $614,339, before reductions. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2006, the administration fee was 0.25% of average net assets for such period and amounted to $204,745. The Advisers have also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the year ended August 31, 2006, the Advisers waived $2,647 of their advisory fee. Except as to Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $147,439,448 and $155,900,344, respectively, for the year ended August 31, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as determined on a federal income tax basis, are as follows:

Aggregate cost	$75,156,516
Gross unrealized appreciation	$9,245,014
Gross unrealized depreciation	(1,765,368)
Net unrealized appreciation	$7,479,646

The net unrealized appreciation on foreign currency was $2,726.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Global Growth Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio did not have any open obligations under these financial instruments at August 31, 2006.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2006.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Global Growth Portfolio as of August 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Global Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Global Growth Portfolio (the "Portfolio") at August 31, 2006, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 20, 2006

Global Growth Portfolio as of August 31, 2006

OTHER MATTERS (Unaudited)

The Portfolio held a Special Meeting of Interestholders on July 28, 2006. The items considered at the meeting are set forth below. Results are rounded to the nearest whole number.

Item 1. To consider and act upon a proposal to approve a new Investment Advisory Agreement between BMR and Global Growth Portfolio, (the "Portfolio") with no change in the advisory fees payable by the Portfolio and the fees set forth in the current agreement.

The results of the vote were as follows:

Affirmative	94%
Against	3%
Abstain	3%

Item 2. To consider and act upon a proposal to approve a new Investment Sub-Advisory Agreement between BMR and Eagle Global Advisors, L.L.C. for the Portfolio.

The results of the vote were as follows:

Affirmative	93%
Against	3%
Abstain	4%

Item 3. To authorize the Board of Trustees to select investment sub-advisers and enter into investment sub-advisory agreements without obtaining shareholder approval to the extent permitted by applicable law.

The results of the vote were as follows:

Affirmative	86%
Against	10%
Abstain	4%

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee considered the continuance of the investment advisory agreement of the Global Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Global Growth Fund (the "Fund") invests, with Boston Management and Research ("BMR" or the "Adviser") and with Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"). After consideration and upon recommendation of the Special Committee, the Board decided to approve the continuance of the investment advisory agreement with BMR, which advises the domestic portion of the Portfolio, but not to approve the continuance of the investment advisory agreement with Lloyd George, co-investment adviser of the Portfolio, which has managed the foreign portion of the Portfolio.

The Special Committee instead recommended that the Board appoint, and the Board elected to appoint, Eagle Global Advisors, L.L.C., ("Eagle") as the new investment adviser for the foreign portion of the Portfolio, pursuant to an interim advisory agreement until shareholder approval could be obtained for a permanent agreement. The Special Committee also recommended that the Board seek approval of shareholders to change the advisory structure of the Portfolio from the current structure, which uses two co-investment advisers, to a sub-advisory structure under which BMR would serve as adviser and Eagle would become the sub-adviser and would manage the foreign portion of the Portfolio under the supervision of BMR. Therefore, the Special Committee recommended approval of the interim advisory agreement with Eagle pending shareholder approval of the new arrangements. The Special Committee considered the fact that the new interim advisory agreement, as well as the proposed new advisory structure, would result in cost savings for the Fund. The Special Committee concluded that the investment advisory agreement with BMR and the interim investment advisory agreement with Eagle including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR and interim advisory agreement with Eagle of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR and to be provided by Eagle.

The Board considered BMR's and Eagle's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle's management of the foreign portion of the Portfolio. The Board specifically noted BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, and consistent with the interim investment advisory agreement with respect to Eagle.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- , three-, five- and ten-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant considerations, the Board concluded that the performance of the domestic portion of the Portfolio, which is managed by BMR, is satisfactory. However, the Board concluded that the performance of the non-domestic portion of the Portfolio has been unsatisfactory and that a change in the identity of the organization primarily responsible for managing this portion of the Portfolio's assets would be appropriate. The Board concluded that the performance of the non-domestic portion of the Portfolio can be expected to improve by delegating primary responsibility to Eagle for this portion of the Portfolio.

Management Fees and Expenses

The Board reviewed management fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the new interim arrangements, as well as the new advisory structure, will result in lower total expenses for the Fund in the future.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates and expected to be realized by Eagle are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund to continue to share such benefits equitably.

Eaton Vance Global Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Global Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Mr. Chen, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC, and "Eagle" refers to Eagle Global Advisors, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1995	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 167 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	167	Director of EVC

Noninterested Trustee(s)

Edward K.Y. Chen (2) 1/14/45	Trustee of the Portfolio	Since 1996	President of Lingnan University in Hong Kong.	5	Director of First Pacific Company, Asia Satellite Telecommunications Holdings Ltd. and Wharf Holdings Limited (property management and communications)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	167	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1995 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	167	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	167	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	167	None

Eaton Vance Global Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1995	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	167	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	167	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	167	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002(3)	President of EVC, EVM, BMR, and EV and Director of EVC. Chief Investment Officer EVC, EVM and BMR. Officer of 68 registered investment companies and 5 private investment companies managed by EVM or BMR.

Edward R. Allen, III 7/5/60	Vice President of the Portfolio	Since 2006	Partner and Chairman of the International Investment Committee of Eagle. Officer of 3 registered investment companies managed by EVM and BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Arieh Coll 11/9/63	Vice President of the Portfolio	Since 2003	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Thomas M. Hunt, III 11/6/64	Vice President of the Portfolio	Since 2006	Partner of Eagle. Officer of 3 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2002	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of the Portfolio	Since 2002(3)	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(3)	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

Eaton Vance Global Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 167 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.

(3)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 2001. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Global Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Global Growth Portfolio

Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

125 High Street
Boston, MA 02110

Eaton Vance Global Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

424-10/06   IASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2005 and August 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	8/31/2005	8/31/2006

Audit Fees	$32,700	$35,800

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,050	$6,400

All Other Fees(3)	$0	$0

Total	$38,750	$42,200

(1)             Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)             Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)             All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended August 31, 2005 and the fiscal year ended August 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods., respectively.

Fiscal Years Ended	8/31/ 2005	8/31/2006

Registrant	$6,050	$6,400

Eaton Vance(1)	$98,305	$83,416

(1)             The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	October 20, 2006

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 20, 2006